United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on May 12, 2009

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	$197,910,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Allstate Corp          com   020002101        8,634  450,862 SH          sole                 450,862       0       0
American Express Co    com   025816109        8,214  602,674 SH          sole                 602,674       0       0
Berkshire Hathaway     com   084670207        8,133    2,884 SH          sole                   2,884       0       0
Blast Energy Services  com   093440105            2   12,000 SH          sole                  12,000       0       0
Burlington Northern    com   12189t104        6,045  100,502 SH          sole                 100,502       0       0
Citigroup Inc          com   172967101        5,3972,133,348 SH          sole               2,133,348       0       0
Coca-Cola Co.          com   191216100          501   11,401 SH          sole                  11,401       0       0
Comcast Corp           com   20030n200        9,747  757,338 SH          sole                 757,338       0       0
Exxon Mobil Corp       com   30231g102        2,742   40,265 SH          sole                  40,265       0       0
Health Discovery Corp  com   42218r100            3   38,910 SH          sole                  38,910       0       0
Hershey Foods Corp     com   427866108        8,618  248,014 SH          sole                 248,014       0       0
Home Depot Inc         com   437076102        9,166  389,056 SH          sole                 389,056       0       0
Intel Corp             com   458140100       14,464  962,334 SH          sole                 962,334       0       0
Johnson & Johnson      com   478160104       10,255  194,958 SH          sole                 194,958       0       0
Legg Mason Inc         com   524901105       10,497  660,194 SH          sole                 660,194       0       0
Masco Corp             com   574599106        1,700  243,530 SH          sole                 243,530       0       0
McDonalds Corp         com   580135101          493    9,030 SH          sole                   9,030       0       0
McGraw-Hill Co.        com   580645109       15,229  665,903 SH          sole                 665,903       0       0
Microsoft Corp         com   594918104       10,011  544,947 SH          sole                 544,947       0       0
Moody's Corp           com   615369105       10,411  454,247 SH          sole                 454,247       0       0
Pepsico Inc            com   713448108          435    8,448 SH          sole                   8,448       0       0
Pfizer, Inc.           com   717081103        9,088  667,242 SH          sole                 667,242       0       0
Southern Union Co      com   844030106          196   12,909 SH          sole                  12,909       0       0
Sunoco                 com   86764p109          224    8,473 SH          sole                   8,473       0       0
Sysco Corp.            com   871829107        3,507  153,829 SH          sole                 153,829       0       0
Time Warner Cable-A    com   88732j207        5,358  216,039 SH          sole                 216,039       0       0
Time Warner Inc        com   887317303        1,584   82,075 SH          sole                  82,075       0       0
Unitedhealth Group In  com   91324p102       13,724  655,722 SH          sole                 655,722       0       0
Wal-Mart Stores        com   931142103       14,374  275,886 SH          sole                 275,886       0       0
Wyeth                  com   983024100        9,158  212,782 SH          sole                 212,782       0       0

                                            197,91010,815,801                               10,815,801
